Leases - Schedule of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Operating leases	$ 22.3	$ 20.2	$ 21.6
Short-term leases	4.6	3.2	1.7
Finance leases	1.1	1.4	1.0
Interest on lease liabilities	0.2	0.2	0.1
Total lease expense	$ 28.2	$ 25.0	$ 24.4